Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2015
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2015, 2014 and 2013 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2015	2014	2013
Risk-free interest rate	2.0%	1.55%	0.8%
Expected life of award	5.4 yrs	5.1 yrs	4.9 yrs
Expected dividend yield of stock	1.8%	1.9%	1.7%
Expected volatility of stock	32.3%	39.1%	39.0%
Weighted-average fair value	$30.50	$32.57	$24.76

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2015 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2014	8,208,699	$72.87
Granted	1,128,279	113.92
Exercised	(1,159,101)	62.82
Canceled	(43,671)	101.10
Outstanding June 30, 2015	8,134,206	$79.84	5.2	years	$298.0
Exercisable June 30, 2015	5,824,117	$69.43	4.0	years	$273.9

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	2,484,971	$28.89
Granted	1,128,279	30.50
Vested	(1,264,918)	26.93
Canceled	(38,243)	31.00
Nonvested June 30, 2015	2,310,089	$30.71

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Net cash proceeds	$3,355	$8,013	$32,204
Intrinsic value	72,140	155,903	208,426
Income tax benefit	17,355	37,993	47,659

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	471,530	$94.59
Granted	211,088	113.02
Vested	(213,986)	88.57
Canceled	(19,344)	105.91
Nonvested June 30, 2015	449,288	$105.63

Schedule of Nonvested Restricted Stock Units Activity

Stock issued for LTIP	2015	2014	2013
LTIP 3-year plan	2012-13-14	2011-12-13	2010-11-12
Number of shares issued	185,063	298,813	792,428
Average share value on date of issuance	$119.06	$126.17	$83.64
Total value	$22,034	$37,701	$66,278

Schedule of status and changes of LTIP shares and related average purchase price

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	920,096	$94.83
Granted	297,728	120.21
Vested	(333,239)	79.46
Canceled	(8,414)	96.98
Nonvested June 30, 2015	876,171	$109.27